Note 20 - Income Taxes - Unrecognized Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Deferred tax assets	$ 32,053	$ 19,048	$ 13,470
Deferred tax liabilities	13	67	122
Net deferred tax assets	32,040	18,981	13,348
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred tax assets	23,695	12,670	8,293
Research and development projects [member]
Statement Line Items [Line Items]
Deferred tax assets	5,362	4,927	4,220
Property, plan and equipment and intangible assets [Member]
Statement Line Items [Line Items]
Deferred tax assets	766	567	435
Financing expenses [member]
Statement Line Items [Line Items]
Deferred tax assets	1,852	116
Other temporary differences [member]
Statement Line Items [Line Items]
Deferred tax assets	378	768	522
Tax basis of unsecured convertible debentures in excess of carrying value [Member]
Statement Line Items [Line Items]
Deferred tax liabilities	$ 13	$ 67	$ 122